UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07409

Tax-Managed Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Company (The)	943,601	$77,290,358
General Dynamics Corp.	1,470,000	96,226,200
Honeywell International, Inc.	294,636	11,873,831
Northrop Grumman Corp.	3,090,955	198,006,577
Raytheon Co.	345,300	15,390,021
Rockwell Collins, Inc.	129,632	7,242,540
Teledyne Technologies, Inc.(1)	2	66
United Technologies Corp.	3,660,728	232,163,370
		$638,192,963
Air Freight & Logistics — 3.3%
C.H. Robinson Worldwide, Inc.	2,079,011	$110,811,286
FedEx Corp.	2,226,609	260,201,528
United Parcel Service, Inc., Class B	3,073,050	253,004,206
		$624,017,020
Airlines — 0.0%
Southwest Airlines Co.	386,112	$6,320,653
		$6,320,653
Auto Components — 0.2%
ArvinMeritor, Inc.	8,000	$137,520
BorgWarner, Inc.	180,098	11,724,380
Delphi Corp.(1)	5,361	9,114
Johnson Controls, Inc.	213,491	17,553,230
Visteon Corp.(1)	4,426	31,911
		$29,456,155
Automobiles — 0.1%
DaimlerChrysler AG(2)	24,284	$1,198,658
Ford Motor Co.	83,266	577,033
General Motors Corp.	34,443	1,026,057
Harley-Davidson, Inc.	140,700	7,723,023
Honda Motor Co., Ltd. (ADR)	20,000	636,400
		$11,161,171
Beverages — 4.4%
Anheuser-Busch Companies, Inc.	4,472,637	$203,907,521
Brown-Forman Corp., Class A	491,438	35,285,248
Brown-Forman Corp., Class B	45,820	3,284,836

Security	Shares	Value
Beverages (continued)
Coca-Cola Co. (The)	4,293,763	$184,717,684
Coca-Cola Enterprises, Inc.	1,506,930	30,696,164
PepsiCo, Inc.	6,143,578	368,860,423
		$826,751,876
Biotechnology — 1.7%
Amgen, Inc.(1)	4,309,894	$281,134,386
Applera Corp. - Celera Genomics Group(1)	16,403	212,419
Biogen Idec, Inc.(1)	211,200	9,784,896
Genzyme Corp.(1)	476,887	29,113,951
Gilead Sciences, Inc.(1)	115,482	6,831,915
Incyte Corp.(1)	14,294	65,752
Vertex Pharmaceuticals, Inc.(1)	13,000	477,230
		$327,620,549
Building Products — 0.8%
American Standard Companies, Inc.	973,649	$42,129,792
Masco Corp.	3,422,580	101,445,271
		$143,575,063
Capital Markets — 4.6%
Affiliated Managers Group, Inc.(1)	20,520	$1,782,983
Ameriprise Financial, Inc.	68,648	3,066,488
Bank of New York Co., Inc. (The)	395,848	12,746,306
Bear Stearns Companies, Inc.	88,001	12,327,180
Charles Schwab Corp. (The)	857,261	13,699,031
Credit Suisse Group(2)	155,136	8,638,053
Federated Investors, Inc.	1,599,819	50,394,298
Franklin Resources, Inc.	905,178	78,578,502
Goldman Sachs Group, Inc.	1,108,743	166,788,209
Investors Financial Services Corp.	453,428	20,358,917
Knight Capital Group, Inc., Class A(1)	1,750,000	26,652,500
Legg Mason, Inc.	45,669	4,544,979
Lehman Brothers Holdings, Inc.	192,474	12,539,681
Mellon Financial Corp.	312,387	10,755,484
Merrill Lynch & Co., Inc.	2,159,217	150,195,135
Morgan Stanley	3,101,581	196,050,935
Northern Trust Corp.	725,484	40,119,265
Nuveen Investments, Class A	150,000	6,457,500
Piper Jaffray Cos., Inc.(1)	27,967	1,711,860
Raymond James Financial, Inc.	221,005	6,689,821
State Street Corp.	150,434	8,738,711

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	327,296	$12,375,062
UBS AG(2)	83,392	9,148,102
Waddell & Reed Financial, Inc., Class A	273,635	5,625,936
		$859,984,938
Chemicals — 0.9%
Airgas, Inc.	105,098	$3,914,900
Arch Chemicals, Inc.	4,950	178,447
Arkema (ADR)(1)	20,000	780,238
Ashland, Inc.	69,323	4,623,844
Dow Chemical Co. (The)	248,813	9,711,171
E.I. du Pont de Nemours and Co.	1,003,424	41,742,438
Ecolab, Inc.	407,411	16,532,738
MacDermid, Inc.	61,937	1,783,786
Monsanto Co.	19,181	1,614,848
Olin Corp.	9,900	177,507
PPG Industries, Inc.	27,142	1,791,372
Rohm and Haas Co.	2,601	130,362
Sigma-Aldrich Corp.	630,897	45,828,358
Solutia, Inc.(1)	11,510	5,179
Tronox, Inc., Class B	53,903	709,903
Valspar Corp. (The)	1,220,234	32,226,380
		$161,751,471
Commercial Banks — 9.0%
AmSouth Bancorporation	463,451	$12,258,279
Associated Banc-Corp.	991,726	31,269,121
Bank of America Corp.	4,851,279	233,346,520
Bank of Hawaii Corp.	69,735	3,458,856
Bank of Montreal(2)	256,647	13,838,406
BB&T Corp.	1,777,852	73,940,865
City National Corp.	184,221	11,990,945
Colonial BancGroup, Inc. (The)	253,936	6,521,076
Comerica, Inc.	333,089	17,317,297
Commerce Bancshares, Inc.	162,911	8,153,696
Compass Bancshares, Inc.	144,850	8,053,660
Fifth Third Bancorp	2,374,476	87,736,888
First Citizens BancShares, Inc., Class A	30,600	6,135,300
First Financial Bancorp.	47,933	714,681
First Horizon National Corp.	150,590	6,053,718
First Midwest Bancorp, Inc.	523,358	19,406,115
HSBC Holdings PLC (Hungary) (ADR)	220,592	3,879,868

Security	Shares	Value
Commercial Banks (continued)
HSBC Holdings PLC (UK) (ADR)	581,982	$51,418,110
Huntington Bancshares, Inc.	630,239	14,861,036
KeyCorp	654,062	23,336,932
M&T Bank Corp.	81,635	9,626,399
Marshall & Ilsley Corp.	563,312	25,765,891
National City Corp.	1,512,389	54,733,358
North Fork Bancorp, Inc.	1,865,892	56,293,962
PNC Financial Services Group, Inc.	169,560	11,898,025
Popular, Inc.(2)	1,432	27,494
Regions Financial Corp.	1,677,448	55,557,078
Royal Bank of Canada(2)	575,461	23,421,263
Royal Bank of Scotland Group PLC(2)	50,837	1,669,033
S&T Bancorp, Inc.	95,458	3,172,069
Societe Generale(2)	1,388,332	203,779,753
SunTrust Banks, Inc.	1,388,898	105,917,361
Synovus Financial Corp.	1,369,351	36,671,220
TCF Financial Corp.	72,500	1,917,625
Toronto Dominion Bank (The)(2)	17,915	909,545
Trustmark Corp.	205,425	6,362,012
U.S. Bancorp	4,882,833	150,781,883
Valley National Bancorp.	109,831	2,823,755
Wachovia Corp.	2,104,354	113,803,464
Wells Fargo & Co.	2,115,660	141,918,473
Westamerica Bancorporation	262,756	12,867,161
Whitney Holding Corp.	217,119	7,679,481
Zions Bancorporation	442,039	34,452,520
		$1,695,740,194
Commercial Services & Supplies — 1.2%
Acco Brands Corp.(1)	23,653	$518,001
Allied Waste Industries, Inc.(1)	1,240,437	14,091,364
Avery Dennison Corp.	573,334	33,287,772
Banta Corp.	6,167	285,717
CBIZ, Inc.(1)	185,000	1,370,850
Cendant Corp.	641,119	10,443,829
Cintas Corp.	1,418,435	56,396,976
Consolidated Graphics, Inc.(1)	70,215	3,655,393
Deluxe Corp.	12,800	223,744
Donnelley (R.R.) & Sons Co.	60,262	1,925,371
Equifax, Inc.	80,000	2,747,200
Herman Miller, Inc.	541,800	13,962,186
HNI Corp.	1,003,490	45,508,272
Hudson Highland Group, Inc.(1)	10,262	110,727

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Ikon Office Solutions, Inc.	39,622	$499,237
Manpower, Inc.	1,536	99,226
Monster Worldwide, Inc.(1)	45,208	1,928,573
PHH Corp.(1)	27,409	754,844
Pitney Bowes, Inc.	22,857	943,994
School Specialty, Inc.(1)	49,197	1,566,924
Steelcase, Inc., Class A	123,000	2,023,350
Waste Management, Inc.	702,581	25,208,606
		$217,552,156
Communications Equipment — 1.6%
3Com Corp.(1)	506,478	$2,593,167
ADC Telecommunications, Inc.(1)	41,693	702,944
Alcatel SA (ADR)(1)	43,728	551,410
Avaya, Inc.(1)	27,533	314,427
Ciena Corp.(1)	375,431	1,805,823
Cisco Systems, Inc.(1)	6,030,375	117,773,224
Comverse Technology, Inc.(1)	165,755	3,276,976
Corning, Inc.(1)	3,625,022	87,689,282
Dycom Industries, Inc.(1)	64,732	1,378,144
Juniper Networks, Inc.(1)	35,691	570,699
Lucent Technologies, Inc.(1)	233,156	564,238
Motorola, Inc.	1,272,023	25,631,263
Nokia Oyj (ADR)	2,042,478	41,380,604
Nortel Networks Corp.(1)(2)	725,440	1,624,986
QUALCOMM, Inc.	427,420	17,126,719
Riverstone Networks, Inc.(1)(3)	28,706	287
Tellabs, Inc.(1)	106,674	1,419,831
		$304,404,024
Computer Peripherals — 2.2%
Dell, Inc.(1)	4,367,715	$106,615,923
EMC Corp.(1)	2,761,568	30,294,401
Gateway, Inc.(1)	67,156	127,596
Hewlett-Packard Co.	886,251	28,076,432
International Business Machines Corp.	1,710,962	131,436,101
Lexmark International, Inc., Class A(1)	1,714,509	95,721,037
McDATA Corp., Class A(1)	17,901	73,036
Network Appliance, Inc.(1)	422,361	14,909,343
Palm, Inc.(1)	129,612	2,086,753
Sun Microsystems, Inc.(1)	319,180	1,324,597
		$410,665,219

Security	Shares	Value
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(1)	157,319	$12,528,885
		$12,528,885
Construction Materials — 0.1%
CRH PLC(2)	207,894	$6,771,413
Vulcan Materials Co.	206,614	16,115,892
		$22,887,305
Consumer Finance — 1.0%
American Express Co.	589,015	$31,347,378
Capital One Financial Corp.	1,382,577	118,141,205
SLM Corp.	916,399	48,495,835
		$197,984,418
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,038,595
Caraustar Industries, Inc.(1)	15,706	141,354
Sealed Air Corp.	37,014	1,927,689
Sonoco Products Co.	137,363	4,347,539
Temple-Inland, Inc.	115,924	4,969,662
		$20,424,839
Distributors — 0.0%
Genuine Parts Co.	220,115	$9,169,991
		$9,169,991
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(1)	33,243	$1,717,666
H&R Block, Inc.	1,575,244	37,585,322
Laureate Education, Inc.(1)	492,688	21,003,289
Service Corp. International	127,389	1,036,946
ServiceMaster Co. (The)	1,156,537	11,947,027
Stewart Enterprises, Inc.	114,000	655,500
		$73,945,750
Diversified Financial Services — 2.0%
Citigroup, Inc.	4,362,423	$210,443,286
FINOVA Group, Inc. (The)(1)	175,587	19,315
ING Groep N.V. (ADR)	257,281	10,116,289
JPMorgan Chase & Co.	3,173,511	133,287,462
Moody's Corp.	295,397	16,087,321
		$369,953,673

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,225,119	$34,168,569
BCE, Inc.(2)(4)	2,900,000	68,585,000
BellSouth Corp.	159,718	5,781,792
Cincinnati Bell, Inc.(1)	169,013	692,953
Citizens Communications Co.	12,231	159,615
Deutsche Telekom AG (ADR)	1,906,790	30,584,912
Embarq Corp.(1)	16,420	673,056
McLeod USA, Inc., Class A(1)(3)	947	0
Qwest Communications International, Inc.(1)	38,011	307,509
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	60,053,432
Verizon Communications, Inc.	459,832	15,399,774
		$216,406,612
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	$32,880
Exelon Corp.	1,002,600	56,977,758
Southern Co. (The)	65,985	2,114,819
		$59,125,457
Electrical Equipment — 0.7%
American Power Conversion Corp.	30,856	$601,383
Baldor Electric Co.	149,060	4,664,087
Emerson Electric Co.	1,142,367	95,741,778
Rockwell Automation, Inc.	192,638	13,871,862
Roper Industries, Inc.	46,244	2,161,907
Thomas & Betts Corp.(1)	114,600	5,878,980
		$122,919,997
Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(1)	449,578	$14,188,682
Arrow Electronics, Inc.(1)	8,750	281,750
Flextronics International, Ltd.(1)(2)	441,607	4,689,866
Jabil Circuit, Inc.	2,127,971	54,476,058
National Instruments Corp.	735,687	20,157,824
Plexus Corp.(1)	149,141	5,102,114
Sanmina-SCI Corp.(1)	581,746	2,676,032
Solectron Corp.(1)	1,707,596	5,839,978
		$107,412,304

Security	Shares	Value
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	191,387	$15,665,026
Core Laboratories N.V.(1)(2)	11,132	679,497
GlobalSantaFe Corp.	20,000	1,155,000
Grant Prideco, Inc.(1)	11,694	523,307
Halliburton Co.	626,533	46,495,014
National-Oilwell Varco, Inc.(1)	217,306	13,759,816
Schlumberger, Ltd.	1,155,075	75,206,933
Smith International, Inc.	191,739	8,526,633
Transocean, Inc.(1)	103,602	8,321,313
		$170,332,539
Food & Staples Retailing — 1.7%
Casey's General Stores, Inc.	12,551	$313,901
Costco Wholesale Corp.	928,292	53,033,322
CVS Corp.	265,636	8,155,025
Kroger Co. (The)	1,346,242	29,428,850
Safeway, Inc.	1,158,040	30,109,040
SUPERVALU, Inc.	98,710	3,030,397
Sysco Corp.	2,187,368	66,845,966
Walgreen Co.	876,454	39,300,197
Wal-Mart Stores, Inc.	1,874,988	90,318,172
Winn-Dixie Stores, Inc.(1)	137,447	10,171
		$320,545,041
Food Products — 2.7%
Archer-Daniels-Midland Co.	1,376,641	$56,827,740
Campbell Soup Co.	1,285,448	47,702,975
ConAgra Foods, Inc.	989,900	21,886,689
Dean Foods Co.(1)	286,449	10,653,038
Del Monte Foods Co.	99,492	1,117,295
General Mills, Inc.	137,249	7,090,283
H.J. Heinz Co.	299,708	12,353,964
Hershey Co. (The)	504,520	27,783,916
J.M. Smucker Co. (The)	7,252	324,164
Kellogg Co.	54,076	2,618,901
Kraft Foods, Inc.	465	14,369
Nestle SA(2)	275,000	86,042,984
Sara Lee Corp.	4,517,526	72,370,767
Smithfield Foods, Inc.(1)	3,650,830	105,253,429
TreeHouse Foods, Inc.(1)	64,797	1,548,000
Tyson Foods, Inc., Class A	265,272	3,941,942
Wm. Wrigley Jr. Co.	1,019,842	46,260,033
		$503,790,489

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	$140,560
		$140,560
Health Care Equipment & Supplies — 0.9%
Advanced Medical Optics, Inc.(1)	31,158	$1,579,711
Bausch & Lomb, Inc.	29,250	1,434,420
Baxter International, Inc.	223,395	8,212,000
Becton, Dickinson and Co.	64,173	3,922,895
Biomet, Inc.	419,890	13,138,358
Boston Scientific Corp.(1)	1,138,837	19,178,015
DENTSPLY International, Inc.	6,927	419,776
Edwards Lifesciences Corp.(1)	6,710	304,835
Hillenbrand Industries, Inc.	272,751	13,228,424
Hospira, Inc.(1)	123,897	5,320,137
Medtronic, Inc.	1,839,004	86,286,068
Medtronic, Inc.(3)(5)	7,500	351,416
St. Jude Medical, Inc.(1)	80,063	2,595,642
Steris Corp.	718	16,413
Stryker Corp.	71,556	3,013,223
Zimmer Holdings, Inc.(1)	318,174	18,046,829
		$177,048,162
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	348,354	$14,603,000
Cardinal Health, Inc.	1,745,716	112,301,910
Caremark Rx, Inc.	1,087,504	54,233,824
CIGNA Corp.	11,836	1,165,964
Express Scripts, Inc.(1)	53,316	3,824,890
HCA, Inc.	140	6,041
Health Management Associates, Inc., Class A	124,425	2,452,417
Henry Schein, Inc.(1)	1,650,260	77,116,650
inVentiv Health, Inc.(1)	13,170	379,033
McKesson Corp.	2,631	124,394
Medco Health Solutions, Inc.(1)	181,274	10,383,375
Sunrise Senior Living, Inc.(1)	170,294	4,708,629
Tenet Healthcare Corp.(1)	3,478	24,276
UnitedHealth Group, Inc.	430,366	19,271,789
WellPoint, Inc.(1)	809,292	58,892,179
		$359,488,371
Health Care Technology — 0.0%
IMS Health, Inc.	203,192	$5,455,705
		$5,455,705

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Bob Evans Farms, Inc.	49,985	$1,500,050
Brinker International, Inc.	162,499	5,898,714
Carnival Corp.(2)	545,997	22,789,915
CBRL Group, Inc.	9,540	323,597
Darden Restaurants, Inc.	184,714	7,277,732
Gaylord Entertainment Co.(1)	428,482	18,698,954
International Game Technology	400,000	15,176,000
International Speedway Corp., Class A	118,344	5,487,611
Jack in the Box, Inc.(1)	377,394	14,793,845
Lone Star Steakhouse & Saloon, Inc.	145,981	3,829,082
Marriott International, Inc., Class A	371,532	14,162,800
McDonald's Corp.	911,349	30,621,326
MGM MIRAGE(1)	188,890	7,706,712
Navigant International, Inc.(1)	38,258	613,276
OSI Restaurant Partners, Inc.	1,145,288	39,626,965
Papa John's International, Inc.(1)	374,887	12,446,248
Royal Caribbean Cruises, Ltd.(2)	126,507	4,838,893
Sonic Corp.(1)	239,647	4,982,261
Starbucks Corp.(1)	2,301,423	86,901,732
Yum! Brands, Inc.	236,243	11,875,936
		$309,551,649
Household Durables — 0.5%
Blyth, Inc.	599,694	$11,070,351
D.R. Horton, Inc.	625,255	14,893,574
Fortune Brands, Inc.	118,792	8,435,420
Helen of Troy, Ltd.(1)(2)	20,000	368,000
Interface, Inc., Class A(1)	38,788	444,123
Leggett & Platt, Inc.	1,796,864	44,885,663
Lenox Group, Inc.(1)	5,455	38,676
Newell Rubbermaid, Inc.	350,718	9,059,046
Snap-On, Inc.	15,102	610,423
		$89,805,276
Household Products — 2.8%
Clorox Co. (The)	14,873	$906,807
Colgate-Palmolive Co.	703,056	42,113,054
Energizer Holdings, Inc.(1)	168,981	9,897,217
Kimberly-Clark Corp.	1,378,330	85,042,961
Procter & Gamble Co. (The)	7,189,345	399,727,582
		$537,687,621

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(1)	40,339	$744,255
Dynegy, Inc., Class A(1)	22,688	124,103
TXU Corp.	278,284	16,638,600
		$17,506,958
Industrial Conglomerates — 2.8%
3M Co.	908,407	$73,372,033
General Electric Co.	12,907,963	425,446,461
Teleflex, Inc.	23,700	1,280,274
Tyco International, Ltd.(2)	1,143,060	31,434,150
		$531,532,918
Insurance — 5.4%
21st Century Insurance Group	70,700	$1,018,080
Aegon, N.V. (ADR)	5,182,849	88,471,232
AFLAC, Inc.	2,196,373	101,801,889
Allstate Corp. (The)	189,192	10,354,478
American International Group, Inc.	5,653,829	333,858,603
AON Corp.	527,752	18,376,325
Arthur J. Gallagher & Co.	557,196	14,119,347
Berkshire Hathaway, Inc., Class A(1)	631	57,836,829
Berkshire Hathaway, Inc., Class B(1)	40,327	122,715,061
Chubb Corp. (The)	32,198	1,606,680
Commerce Group, Inc. (The)	240,000	7,089,600
Hartford Financial Services Group, Inc. (The)	45,700	3,866,220
Lincoln National Corp.	209,459	11,821,866
Manulife Financial Corp.(2)	149,916	4,762,831
Marsh & McLennan Cos., Inc.	481,975	12,960,308
MetLife, Inc.	1,281,685	65,635,089
Old Republic International Corp.	300,685	6,425,638
Principal Financial Group, Inc.	113,328	6,306,703
Progressive Corp. (The)(3)(5)	37,880	973,408
Progressive Corp. (The)	3,792,592	97,507,540
SAFECO Corp.	161,000	9,072,350
St. Paul Travelers Cos., Inc. (The)	347,155	15,476,170
Torchmark Corp.	322,193	19,563,559
UnumProvident Corp.	53,710	973,762
XL Capital Ltd., Class A(2)	187,100	11,469,230
		$1,024,062,798

Security	Shares	Value
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	42,476	$1,642,972
Expedia, Inc.(1)	403,096	6,034,347
IAC/InterActiveCorp(1)	403,096	10,678,013
Liberty Media Holding Corp.-Interactive, Class A(1)	328,260	5,665,768
Liberty Media Holding Corp.-Interactive, Class B(1)	8,219	139,928
		$24,161,028
Internet Software & Services — 0.3%
eBay, Inc.(1)	1,257,244	$36,824,677
Google, Inc., Class A(1)	56,634	23,748,335
		$60,573,012
IT Services — 2.4%
Accenture Ltd., Class A(2)	2,738,000	$77,540,160
Acxiom Corp.	616,809	15,420,225
Affiliated Computer Services, Inc.(1)	183,730	9,482,305
Automatic Data Processing, Inc.	1,557,757	70,644,280
BISYS Group, Inc. (The)(1)	65,000	890,500
Ceridian Corp.(1)	26,632	650,886
Computer Sciences Corp.(1)	226,702	10,981,445
CSG Systems International, Inc.(1)	25,200	623,448
DST Systems, Inc.(1)	72,199	4,295,841
eFunds Corp.(1)	1	22
Electronic Data Systems Corp.	1,252	30,123
Fidelity National Information Services, Inc.	42,862	1,517,315
First Data Corp.	3,495,759	157,448,985
Fiserv, Inc.(1)	832,355	37,755,623
Gartner, Inc.(1)	30,576	434,179
Paychex, Inc.	1,597,890	62,285,752
Perot Systems Corp.(1)	677,559	9,811,054
Safeguard Scientifics, Inc.(1)	26,579	57,411
		$459,869,554
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,158,297
Mattel, Inc.	30,514	503,786
		$2,662,083
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,038,818
Invitrogen Corp.(1)	429,910	28,404,154
PAREXEL International Corp.(1)	25,837	745,397

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	254,526	$5,319,593
Waters Corp.(1)	165,841	7,363,340
		$43,871,302
Machinery — 3.5%
Caterpillar, Inc.	178,612	$13,303,022
Danaher Corp.	4,031,970	259,336,310
Deere & Co.	3,350,000	279,691,500
Donaldson Co., Inc.	77,792	2,634,815
Dover Corp.	367,670	18,173,928
Federal Signal Corp.	75,794	1,147,521
Illinois Tool Works, Inc.	1,625,329	77,203,128
ITT Industries, Inc.	8,428	417,186
Nordson Corp.	138,686	6,820,577
Parker Hannifin Corp.	36,115	2,802,524
Tecumseh Products Co., Class A(1)	113,414	2,177,549
Wabtec Corp.	94,504	3,534,450
		$667,242,510
Media — 4.6%
ADVO, Inc.	750,000	$18,457,500
Arbitron, Inc.	10,405	398,824
Belo Corp., Class A	400,660	6,250,296
Cablevision Systems Corp., Class A	4	86
Catalina Marketing Corp.	85,308	2,427,866
CBS Corp., Class A	14,887	402,842
CBS Corp., Class B	561,629	15,192,064
Clear Channel Communications, Inc.	131,283	4,063,209
Comcast Corp., Class A(1)	1,886,968	61,779,332
Comcast Corp., Class A Special(1)	2,376,348	77,896,687
Discovery Holding Co., Class A(1)	123,540	1,807,390
Discovery Holding Co., Class B(1)	3,287	47,793
E.W. Scripps Co. (The), Class A	51,066	2,202,987
EchoStar Communications Corp., Class A(1)	35,150	1,082,972
Entercom Communications Corp.	220,000	5,755,200
Gannett Co., Inc.	403,647	22,575,977
Havas SA (ADR)	3,142,938	15,840,408
Interpublic Group of Companies, Inc. (The)(1)	932,692	7,787,978
Lamar Advertising Co.(1)	241,409	13,002,289
Liberty Global, Inc., Class A(1)	46,773	1,005,620
Liberty Global, Inc., Class B(1)	1,643	36,001
Liberty Global, Inc., Class C(1)	48,416	995,917

Security	Shares	Value
Media (continued)
Liberty Media Holding Corp.-Capital, Series A(1)	65,652	$5,499,668
Liberty Media Holding Corp.-Capital, Series B(1)	1,643	137,067
Live Nation, Inc.(1)	16,410	334,108
McClatchy Co., (The), Class A	57,801	2,318,976
McGraw-Hill Companies, Inc., (The)	482,884	24,255,263
New York Times Co. (The), Class A	300,468	7,373,485
News Corp., Class A	187,934	3,604,574
Omnicom Group, Inc.	2,322,394	206,902,081
Publicis Groupe(2)	329,132	12,709,508
Reuters Group PLC (ADR)	1,387	58,961
Time Warner, Inc.	4,118,525	71,250,483
Tribune Co.	1,670,495	54,174,153
Univision Communications, Inc., Class A(1)	401,298	13,443,483
Viacom, Inc., Class A(1)	13,791	495,786
Viacom, Inc., Class B(1)	529,573	18,979,896
Vivendi Universal SA (ADR)	330,215	11,527,806
Walt Disney Co. (The)	4,903,898	147,116,940
Washington Post Co. (The), Class B	16,470	12,846,765
Westwood One, Inc.	122,400	918,000
WPP Group PLC(2)	139,450	1,685,995
WPP Group PLC (ADR)	256,051	15,437,315
		$870,079,551
Metals & Mining — 0.5%
Alcoa, Inc.	85,947	$2,781,245
Allegheny Technologies, Inc.	14,885	1,030,637
Inco, Ltd.(2)	200,000	13,180,000
Nucor Corp.	843,324	45,750,327
Phelps Dodge Corp.	29,724	2,442,124
Steel Dynamics, Inc.	311,800	20,497,732
		$85,682,065
Multiline Retail — 1.5%
99 Cents Only Stores(1)	1,142,232	$11,947,747
Dollar General Corp.	101,456	1,418,355
Dollar Tree Stores, Inc.(1)	646,996	17,145,394
Family Dollar Stores, Inc.	2,618,411	63,967,781
Federated Department Stores, Inc.	226,767	8,299,672
J.C. Penney Company, Inc.	130,349	8,799,861
Kohl's Corp.(1)	55	3,252
Nordstrom, Inc.	131,384	4,795,516
Sears Holdings Corp.(1)	5,264	815,078
Target Corp.	3,479,699	170,052,890
		$287,245,546

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multi-Utilities — 0.1%
Ameren Corp.	5,000	$252,500
Dominion Resources, Inc.	3,249	242,993
Duke Energy Corp.	417,250	12,254,633
PG&E Corp.	47,705	1,873,852
TECO Energy, Inc.	34,145	510,126
Wisconsin Energy Corp.	9,576	385,913
		$15,520,017
Office Electronics — 0.0%
Xerox Corp.(1)	42,878	$596,433
Zebra Technologies Corp., Class A(1)	13,500	461,160
		$1,057,593
Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	5,118,262	$244,089,915
Apache Corp.	2,145,929	146,459,654
BP PLC (ADR)(2)	5,014,412	349,053,219
Chevron Corp.	532,231	33,030,256
ConocoPhillips	6,176,275	404,731,301
Devon Energy Corp.	1,015,400	61,340,314
El Paso Corp.	97,665	1,464,975
Exxon Mobil Corp.	6,745,733	413,850,720
Hess Corp.	56,841	3,004,047
Kerr-McGee Corp.	534,654	37,078,255
Kinder Morgan, Inc.	1,781,672	177,971,216
Marathon Oil Corp.	27,569	2,296,498
Murphy Oil Corp.	39,036	2,180,551
Newfield Exploration Co.(1)	120,000	5,872,800
Royal Dutch Shell PLC (ADR)	118,194	7,916,634
Total SA (ADR)	800,000	52,416,000
Valero Energy Corp.	206,040	13,705,781
Williams Cos., Inc. (The)	219,065	5,117,358
		$1,961,579,494
Paper and Forest Products — 0.1%
International Paper Co.	115,997	$3,746,703
Louisiana-Pacific Corp.	70,750	1,549,425
MeadWestvaco Corp.	45,590	1,273,329
Neenah Paper, Inc.	38,811	1,181,795
Weyerhaeuser Co.	86,820	5,404,545
		$13,155,797

Security	Shares	Value
Personal Products — 0.4%
Avon Products, Inc.	173,400	$5,375,400
Estee Lauder Cos., Inc., (The) Class A	1,891,521	73,145,117
		$78,520,517
Pharmaceuticals — 6.4%
Abbott Laboratories	3,206,483	$139,834,724
Allergan, Inc.	138,300	14,834,058
Andrx Corp.(1)	180,170	4,178,142
Bristol-Myers Squibb Co.	4,787,635	123,808,241
Elan Corp. PLC (ADR)(1)	31,838	531,695
Eli Lilly & Co.	3,880,105	214,453,403
Forest Laboratories, Inc.(1)	56,800	2,197,592
GlaxoSmithKline PLC (ADR)	435,293	24,289,349
Johnson & Johnson	3,415,847	204,677,552
King Pharmaceuticals, Inc.(1)	152,305	2,589,185
Merck & Co., Inc.	2,702,276	98,443,915
Mylan Laboratories, Inc.	27,992	559,840
Novo Nordisk A/S (ADR)	292,277	18,585,894
Pfizer, Inc.	8,771,371	205,864,077
Schering-Plough Corp.	1,946,113	37,034,530
Sepracor, Inc.(1)	4,000	228,560
Shering AG (ADR)	25,000	2,833,500
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	52,950,842
Watson Pharmaceuticals, Inc.(1)	650,181	15,136,214
Wyeth	882,461	39,190,093
		$1,202,221,406
Real Estate Investment Trusts (REITs) — 0.1%
Plum Creek Timber Co., Inc.	198,791	$7,057,081
ProLogis	126,355	6,585,623
		$13,642,704
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	76,146	$3,800,447
Jones Lang LaSalle, Inc.	1,835	160,654
		$3,961,101
Road & Rail — 0.2%
ANC Rental Corp.(1)	48,467	$58
Burlington Northern Santa Fe Corp.	192,210	15,232,643
CSX Corp.	38,134	2,686,159
Florida East Coast Industries, Inc.	111,558	5,837,830

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Road & Rail (continued)
Heartland Express, Inc.	870,871	$15,579,882
Kansas City Southern(1)	15,215	421,456
Norfolk Southern Corp.	3,990	212,348
Union Pacific Corp.	10,444	970,874
		$40,941,250
Semiconductors & Semiconductor Equipment — 1.9%
Agere Systems, Inc.(1)	7,696	$113,131
Altera Corp.(1)	32,260	566,163
Analog Devices, Inc.	568,639	18,276,057
Applied Materials, Inc.	1,010,818	16,456,117
Broadcom Corp., Class A(1)	907,048	27,256,792
Conexant Systems, Inc.(1)	134,174	335,435
Cypress Semiconductor Corp.(1)	52,742	766,869
Freescale Semiconductor, Inc., Class B(1)	94,399	2,775,331
Intel Corp.	10,517,638	199,309,240
KLA-Tencor Corp.	148,373	6,167,866
Linear Technology Corp.	395,760	13,254,002
LSI Logic Corp.(1)	132,810	1,188,650
Maxim Integrated Products, Inc.	304,351	9,772,711
Mindspeed Technologies, Inc.(1)	44,724	107,785
Skyworks Solutions, Inc.(1)	98,685	543,754
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	936	8,595
Teradyne, Inc.(1)	25,982	361,929
Texas Instruments, Inc.	2,114,609	64,051,507
Xilinx, Inc.	58,684	1,329,193
		$362,641,127
Software — 1.8%
Adobe Systems, Inc.(1)	482,374	$14,644,875
CA, Inc.	38,744	796,189
Cadence Design Systems, Inc.(1)	450,000	7,717,500
Cognos, Inc.(1)(2)	77,000	2,190,650
Compuware Corp.(1)	150,944	1,011,325
Electronic Arts, Inc.(1)	21,405	921,271
Fair Isaac Corp.	387,510	14,070,488
Intuit, Inc.(1)	535,527	32,340,476
Jack Henry & Associates, Inc.	201,006	3,951,778
Microsoft Corp.	6,777,944	157,926,095
Oracle Corp.(1)	3,749,428	54,329,212
Parametric Technology Corp.(1)	37,840	480,946
Reynolds and Reynolds Co. (The), Class A	216,412	6,637,356

Security	Shares	Value
Software (continued)
SAP AG (ADR)	700,000	$36,764,000
Symantec Corp.(1)	90,220	1,402,019
Wind River Systems, Inc.(1)	91,910	817,999
		$336,002,179
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	11,225	$622,202
AutoNation, Inc.(1)	1,071,895	22,981,429
Best Buy Co., Inc.	170,415	9,345,559
CarMax, Inc.(1)	67,797	2,404,082
Circuit City Stores, Inc.	216,000	5,879,520
Gap, Inc. (The)	540,888	9,411,451
Home Depot, Inc.	4,500,170	161,061,084
Limited Brands, Inc.	603,274	15,437,782
Lowe's Companies, Inc.	877,970	53,266,440
Office Depot, Inc.(1)	80,276	3,050,488
OfficeMax, Inc.	2,192	89,324
Payless ShoeSource, Inc.(1)	23,100	627,627
Pep Boys (The) - Manny, Moe & Jack	62,500	733,125
RadioShack Corp.	502,318	7,032,452
Sherwin-Williams Co. (The)	38,730	1,838,900
Staples, Inc.	364,587	8,866,756
TJX Companies, Inc. (The)	1,716,834	39,246,825
Too, Inc.(1)	38,284	1,469,723
		$343,364,769
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.(1)	719,550	$21,514,545
NIKE, Inc., Class B	1,529,222	123,866,982
		$145,381,527
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	335,606	$16,142,649
Freddie Mac	147,477	8,407,664
Golden West Financial Corp.	89,168	6,616,266
MGIC Investment Corp.	95,045	6,177,925
Washington Mutual, Inc.	572,232	26,082,335
		$63,426,839
Tobacco — 0.2%
Altria Group, Inc.	584,437	$42,915,209
		$42,915,209

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	397,333	$12,706,709
		$12,706,709
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,611,407	$102,856,109
Sprint Nextel Corp.	328,413	6,564,976
Telephone & Data Systems, Inc., Special Shares	25,844	1,005,332
Telephone and Data Systems, Inc.	25,844	1,069,942
Vodafone Group PLC (ADR)	332,062	7,072,921
		$118,569,280
Total Common Stocks (identified cost $14,019,081,626)		$18,773,894,939
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Preferred Stocks — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$333
		$333
Total Preferred Stocks (identified cost $39,407)		$333
Rights — 0.0%
Security	Shares	Value
Computer Peripherals — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Total Rights (identified cost $0)		$0

Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)	18,106	$4,889
		$4,889
Total Warrants (identified cost $0)		$4,889
Short-Term Investments — 0.8%
Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.19%(6)	$72,500	$72,500,000
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	360	360,000
Societe Generale Time Deposit, 5.281%, 7/3/06	87,308	87,308,000
Total Short-Term Investments (at amortized cost, $160,168,000)		$160,168,000
Total Investments — 100.2% (identified cost $14,195,915,102)		$18,934,068,161
Other Assets, Less Liabilities — (0.2)%		$(45,474,880)
Net Assets — 100.0%		$18,888,593,281

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  All or a portion of these securities were on loan at June 30, 2006.

(5)  Security subject to restrictions on resale (see Note 7).

(6)  Affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of June 30, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at June 30, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value, including $68,585,000 of securities on loan (identified cost, $14,195,915,102)	$18,934,068,161
Cash	550
Receivable for investments sold	7,483,134
Dividends and interest receivable	24,555,862
Tax reclaim receivable	2,475,774
Total assets	$18,968,583,481
Liabilities
Collateral for securities loaned	$72,500,000
Payable to affiliate for investment adviser fee	6,735,653
Payable to affiliate for Trustees' fees	8,542
Other accrued expenses	746,005
Total liabilities	$79,990,200
Net Assets applicable to investors' interest in Portfolio	$18,888,593,281
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,150,364,381
Net unrealized appreciation (computed on the basis of identified cost)	4,738,228,900
Total	$18,888,593,281

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $3,620,967)	$172,790,136
Interest	2,035,050
Security lending income, net	267,156
Total investment income	$175,092,342
Expenses
Investment adviser fee	$41,339,905
Trustees' fees and expenses	12,403
Custodian fee	1,072,622
Legal and accounting services	45,701
Miscellaneous	11,343
Total expenses	$42,481,974
Deduct — Reduction of custodian fee	$99
Total expense reductions	$99
Net expenses	$42,481,875
Net investment income	$132,610,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$453,662,722
Foreign currency transactions	(10,171)
Net realized gain	$453,652,551
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(29,926,702)
Foreign currency	122,169
Net change in unrealized appreciation (depreciation)	$(29,804,533)
Net realized and unrealized gain	$423,848,018
Net increase in net assets from operations	$556,458,485

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$132,610,467	$232,904,646
Net realized gain from investment transactions, securities sold short and foreign currency transactions	453,652,551	70,889,149
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(29,804,533)	551,019,603
Net increase in net assets from operations	$556,458,485	$854,813,398
Capital transactions — Contributions	$629,638,168	$1,237,495,815
Withdrawals	(1,330,110,225)	(2,200,844,762)
Net decrease in net assets from capital transactions	$(700,472,057)	$(963,348,947)
Net decrease in net assets	$(144,013,572)	$(108,535,549)
Net Assets
At beginning of period	$19,032,606,853	$19,141,142,402
At end of period	$18,888,593,281	$19,032,606,853

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004		2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.45	%(1)	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Net investment income	1.39	%(1)	1.25	%†	1.18	%†	1.05%	0.85%	0.64%
Portfolio Turnover(2)	1%		0	%(3)	3%		15%	23%	18%
Total Return	2.97%		4.70%		9.67%		23.88%	(19.52)%	(9.67)%
Net assets, end of period (000's omitted)	$18,888,593		$19,032,607		$19,141,142		$17,609,589	$14,571,522	$18,335,865

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Annualized.

(2)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(3)  Amounts to less than 1%.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities equivalent in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close covered short sales against-the-box by delivering newly acquired stock. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations. For the six months ended June 30, 2006, there were $99 in credit balances used to reduce the Portfolio's custodian fee.

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2006, the advisory fee was 0.43% of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2006, purchases and sales of investments, other than short-term obligations, aggregated $106,265,255 and $522,291,492, respectively. In addition, investments having an aggregate market value of $744,273,958 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $542,059,954, during the six months ended June 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,197,214,137
Gross unrealized appreciation	$14,738,506,762
Gross unrealized depreciation	(1,652,738)
Net unrealized appreciation	$14,736,854,024

Unrealized appreciation on foreign currency is $75,841.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

7  Restricted Securities

At June 30, 2006, the Portfolio owned the following securities (representing 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Fair Value
Medtronic, Inc.	5/18/06	5/19/07	7,500	$368,372	$351,416
Progressive Corp.	10/14/05	10/15/06	37,880	1,031,533	973,408
				$1,399,905	$1,324,824

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on its investment in Cash Collateral Fund less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio amounted to $809,916 and $47,090, respectively, for the six months ended June 30, 2006. At June 30, 2006 the value of the securities loaned and the value of the collateral amounted to $68,585,000 and $72,500,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.0 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board noted the Fund's excellent long-term performance record. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Adviser with an emphasis on growth-oriented stocks, while value-oriented stocks have generally outperformed growth-oriented stocks in recent years. These differences have adversely affected the Fund's performance in recent years, relative to its peers. The Board concluded that the Fund's performance is satisfactory.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets that exceed $20 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.0

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.0

Officers Duncan W. Richardson President Thomas E. Faust Jr. Vice President Michelle A. Green Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President and Co-Portfolio Manager
Thomas E. Faust Jr.
Vice President
Lewis R. Piantedosi
Vice President and Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.0

The Eaton Vance Building

255 State Street

Boston, MA 02109

157-8/06  TGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

August 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

August 15, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

August 15, 2006